Income tax (Schedule of Reconciliation of Total Tax Expense Computed by Applying Respective Statutory Income Tax Rate to Pre-tax Income) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PRC Statutory income tax rate (as a percent)	(25.00%)	(25.00%)	(25.00%)
Effect of preferential tax rate (as a percent)	13.20%	11.60%	14.00%
Effect of tax-exempt entities (as a percent)	(0.30%)	(1.70%)	(1.60%)
Effect of change in tax rate (as a percent)	0.00%	0.00%	0.50%
Permanent differences (as a percent)	(1.80%)	(1.10%)	(3.80%)
Change in valuation allowance (as a percent)	(2.30%)	(1.50%)	(1.70%)
Effect of Super Deduction available to the Group (as a percent)	1.80%	2.00%	2.30%
Effective income tax rate (as a percent)	(14.40%)	(15.70%)	(15.30%)